Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - July | iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $2.16 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.30%
Innovator U.S. Small Cap Power Buffer ETF™ - July | iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $215.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Innovator U.S. Small Cap Power Buffer ETF™ - July | iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $183.42 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator U.S. Small Cap Power Buffer ETF™ - July | iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $252.79 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.30%)